Income Tax Provision (Details) - Schedule of Net Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Assets [Abstract]
NOL Carryforward	$ 10,745	$ 7,417
Capital Loss Carryforward	104	104
Stock Compensation	100	88
Interest Expenses	3,026	820
Lease Liabilities	1,907
Asset basis differences	582	656
Total Deferred Tax Assets	16,464	9,085
Less: Valuation Allowance	(14,558)	(9,085)
Net Deferred Tax Assets	1,906
Deferred tax liabilities
Right of use assets	(1,907)
Net deferred tax assets (liabilities)